Major Classes of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Schedule of Inventory [Line Items]
Raw material and supplies	$ 160,869	$ 142,133
Finished goods	329,109	320,987
Total Inventory	$ 489,978	$ 463,120